[Letterhead of Paul, Hastings, Janofsky & Walker LLP]

(212) 318-6275
rachaelschwartz@paulhastings.com

June 23, 2011	77355-00005
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	The Gabelli Global Multimedia Trust Inc. (the “Fund”) Registration Statement on Form N-2
Ladies and Gentlemen
On behalf of the Fund, transmitted herewith is a copy of the Fund’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”).
The filing has been marked to show changes made since the filing of the Fund’s Registration Statement on Form N-2 on April 29, 2011, to reflect comments we received from the Staff on May 27, 2011. We expect to file a request for acceleration of effectiveness of the Registration Statement on or about the week of June 26, 2011.
Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.
Very truly yours,
/s/ Rachael Schwartz
Rachael Schwartz
for PAUL, HASTINGS, JANOFSKY & WALKER LLP
Enclosures